Long-Term Investments (Details) - Schedule of Long-Term Investment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	$ 803,205	$ 842,070	$ 932,755
Equity Method Investments, net
Equity Method Investments, net	2,677,395	842,070	932,755
Braingenesis Biotechnology Co., Ltd. [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	6,838	7,169	7,941
Genepharm Biotech Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	20,876	21,887	24,244
BioHopeKing Corporation [Member]
Non-marketable Cost Method Investments, net
Non-marketable Cost Method Investments, net	775,491	813,014	900,570
BioFirst Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net	1,874,190
Rgene Corporation [Member]
Equity Method Investments, net
Equity Method Investments, net